Fair value measurement - Summary of Financial Instruments Measured At Fair Value (Level 3) (Detail) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure Of Movement In Financial Assets Measured At Fair Value Using Significant Unboservable Input [Line Items]
Carrying amount at January 1, 2021	€ 121,666
Carrying amount at December 31, 2021	219,400
Level 3 of fair value hierarchy [member] | Purchase Options [Member]
Disclosure Of Movement In Financial Assets Measured At Fair Value Using Significant Unboservable Input [Line Items]
Carrying amount at January 1, 2021	0
Option premium paid for purchase options	1,500
Fair value gain recognized as a share premium contribution	26,000
Fair value gains/(losses) recognized in other income/(expenses)	2,900
Carrying amount at December 31, 2021	€ 30,400